Document and Entity Information	12 Months Ended
Mar. 31, 2014
Entity Registrant Name	NGL Energy Partners LP
Entity Central Index Key	0001504461
Document Type	8-K
Document Period End Date	Mar. 31, 2014
Amendment Flag	false